FAIR VALUE MEASUREMENTS - Reconciliation of Assets and Liabilities (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock Tranche Asset
Reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs
Balance at the beginning	$ 12,527,000	$ 12,527,000
Tranche right/liability upon issuance of Series B preferred stock			$ 12,351,206
Change in fair value	(10,684,670)	(12,527,000)	175,794
Balance at the end	1,842,330	12,527,000	12,527,000
Preferred Stock Tranche Liability
Reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs
Balance at the beginning	(604,000)	604,000
Tranche right/liability upon issuance of Series B preferred stock			834,613
Change in fair value	5,467,566	(604,000)	(230,613)
Balance at the end	$ 4,863,566	$ (604,000)	604,000
Embedded Derivative Liability
Reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs
Balance at the beginning			370,000
Change in fair value			$ (370,000)